COMPANY'S OPERATIONS - New facility (Details) - City of Cachoeiro de Itapemirim	12 Months Ended
Dec. 31, 2021 item T
COMPANY'S OPERATIONS
Annual capacity to produce toilet paper (in tons) | T	30
Daily capacity to produce toilet paper (in rolls) | item	1,000,000